Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 3,254	$ 4,210
Accounts receivable, less allowance for credit losses of $265 at December 31, 2021 and 2020	9,933	8,744
Unbilled membership dues receivable	578	585
Inventories	1,105	910
Prepaid expenses	996	730
Other current assets	105	80
Total current assets	15,971	15,259
Property and equipment, net	53,338	51,299
Leased property under finace leases, net	5,390	5,735
Operating lease right-of-use assets	1,598	1,728
Restricted cash	1,696	3,885
Noncurrent deferred tax asset	8	8
Other assets, net	36	36
Total assets	78,037	77,950
Liabilities and Equity
Current portion of long-term debt	1,126	1,594
Current portion of obligations under finance leases	167	333
Current portion of obligations under operating leases	534	529
Accounts payable	10,164	9,097
Accrued payroll and other compensation	797	809
Accrued income taxes	67	43
Other accrued taxes	541	461
Deferred membership dues revenue	3,363	3,196
Other liabilities and accrued expenses	1,265	1,121
Total current liabilities	18,024	17,183
Long-term debt, net of current portion	19,376	21,941
Obligations under finance leases, net of current portion	496	560
Obligations under operating leases, net of current portion	1,064	1,199
Asset retirement obligation	100	100
Equity:
Paid-in capital	59,201	59,196
Accumulated deficit	(20,171)	(22,142)
Total Avalon Holdings Corporation Shareholders' Equity	39,069	37,093
Non-controlling interest in subsidiaries	(92)	(126)
Total equity	38,977	36,967
Total liabilities and equity	78,037	77,950
Common Class A [Member]
Equity:
Common stock	33	33
Common Class B [Member]
Equity:
Common stock	$ 6	$ 6